LAND USE RIGHTS, NET - Summary of land use rights (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LAND USE RIGHTS, NET
Land use rights	¥ 63,618		¥ 63,618
Less: Accumulated amortization	(4,441)		(3,169)
Land use right, net	¥ 59,177	$ 8,335	¥ 60,449